Variable Interest Entities (VIEs) - Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Book value of units in the Company's consolidated financial statements	$ 805	$ 823
Variable Interest Entity
Variable Interest Entity [Line Items]
Cash and cash equivalents	9	2
Investment in finance lease	990	1,024
Amount due from related parties	3	0
Total assets of the VIEs	1,002	1,026
Short-term interest-bearing debt	48	33
Long-term interest-bearing debt	573	593
Other liabilities	2	2
Short-term amounts due to related parties	4	31
Long-term loan due to related parties	232	222
Debt principal outstanding	314	314
Debt discount	(82)	(88)
Trading asset positions held against long-term loan	0	(4)
Total liabilities of the VIEs	859	881
Equity of the VIEs	143	145
Debt, gross	645	655
Debt discount	$ 24	$ 29